Financial Assets and Liabilities - Additional Information (Detail)					12 Months Ended
	Mar. 30, 2020 PHP (₱)	Mar. 30, 2020 USD ($)	Aug. 02, 2016	Aug. 05, 2014	Dec. 31, 2019 PHP (₱) USD ($)	Dec. 31, 2018 PHP (₱) USD ($)	Dec. 31, 2017 PHP (₱)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 PHP (₱)
Disclosure Of Financial Liabilities [Line Items]
Financial instruments subject to enforceable master netting arrangement					₱ 0	₱ 0
Transfers into of Level 3 of fair value hierarchy, investment properties					0	0
Transfers out of Level 3 of fair value hierarchy, investment properties					0	0
Financial liabilities fair value transfer into Level 3					0	0
Financial liabilities fair value transfer out of Level 3					0	0
Transfer of financial assets fair value from Level 1 to Level 2					0	0
Transfer of financial assets fair value from Level 2 to Level 1					0	0
Transfer of financial liabilities fair value from Level 1 to Level 2					0	0
Transfer of financial liabilities fair value from Level 2 to Level 1					0	0
Cash and cash equivalents					24,369,000,000	51,654,000,000	₱ 32,905,000,000			₱ 38,722,000,000
Short-term investments					₱ 314,000,000	1,165,000,000
Exchange rate					1.00
Increase in consolidated foreign currency-denominated financial liabilities					₱ 76,000,000
Net foreign exchange gain					₱ 408,000,000
Foreign exchange losses						771,000,000	₱ 411,000,000
Percentage of decrease or decrease in value of currency					0.59%
Weighted Average Foreign Exchange Rate					1.00
Foreign exchange gain (loss ) after tax					₱ 62,000,000
Net foreign exchange gain /loss on equity instrument					58,000,000
Decrease in consolidated variable rate debt					₱ 35,098,000,000	₱ 36,575,000,000
Decrease in dividend payout			60.00%
Bottom of range [member]
Disclosure Of Financial Liabilities [Line Items]
Dividend Pay Out Rate				70.00%
Top of range [member]
Disclosure Of Financial Liabilities [Line Items]
Dividend Pay Out Rate				75.00%
Floating interest rate [member]
Disclosure Of Financial Liabilities [Line Items]
Percentage of consolidated debts with variable rates					18.00%	21.00%		18.00%	21.00%
Fixed interest rate [member]
Disclosure Of Financial Liabilities [Line Items]
Percentage of consolidated debts with fixed rate					88.00%	89.00%		88.00%	89.00%
Foreign currency exchange risk [Member]
Disclosure Of Financial Liabilities [Line Items]
Exchange rate					1.00	1.00
Percentage of consolidated debts					9.00%	13.00%
Decrease in consolidated foreign currency-denominated debt					₱ 17,029,000,000	₱ 23,352,000,000
Percentage of consolidated debts unhedged					8.00%	12.00%		8.00%	12.00%
Percentage of consolidated debts unhedged net of cash allocated for debt					8.00%	8.00%		8.00%	8.00%
Percentage of consolidated revenues denominated in U.S. dollars					15.00%	16.00%		15.00%	16.00%
Percentage of consolidated expenses denominated in U.S. dollars					11.00%	8.00%		11.00%	8.00%
Increase in value of currency					3.35%
Weighted Average Foreign Exchange Rate					1.00	1.00
Currency Swap Contract [Member] | Foreign currency exchange risk [Member]
Disclosure Of Financial Liabilities [Line Items]
Long-term principal only currency swap | $								$ 36,000,000	$ 47,000,000
Interest rate swap contract [member]
Disclosure Of Financial Liabilities [Line Items]
Long-term principal only currency swap					₱ 233,000,000	₱ 323,000,000
Events After Reporting Period [Member]
Disclosure Of Financial Liabilities [Line Items]
Exchange rate	51.04	1.00
Weighted Average Foreign Exchange Rate	51.04	1.00
Less than 1 year [Member]
Disclosure Of Financial Liabilities [Line Items]
Outstanding consolidated commercial commitments						20,000,000
Other obligations [Member]
Disclosure Of Financial Liabilities [Line Items]
Various Trade And Other Obligations					₱ 153,255,000,000	₱ 145,892,000,000
Foreign currency exchange risk [Member]
Disclosure Of Financial Liabilities [Line Items]
Interest rate					15
Percentage of exchange rate weaken/strengthen					20.00%
Foreign currency exchange risk [Member] | U.S. Dollars [Member]
Disclosure Of Financial Liabilities [Line Items]
Interest rate					15
Increase decrease in profit after tax					₱ 2,000,000
Foreign currency exchange risk [Member] | Philippine Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Interest rate					20
Increase decrease in profit after tax					₱ 14,000,000